Class A, B, C and I Shares | TETON WESTWOOD BALANCED FUND
TETON WESTWOOD BALANCED FUND (formerly, “GAMCO Westwood Balanced Fund”) (the “Balanced Fund”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, B, C and I Shares TETON WESTWOOD BALANCED FUND	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, B, C and I Shares TETON WESTWOOD BALANCED FUND	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Expenses	0.50%	1.00%	1.00%	none
Other Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.52%	2.02%	2.02%	1.02%

Expense Example
This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B, C and I Shares TETON WESTWOOD BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	548	861	1,196	2,140
Class B Shares	705	934	1,288	2,220
Class C Shares	305	634	1,088	2,348
Class I Shares	104	325	563	1,248

You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Expense Example, No Redemption Class A, B, C and I Shares TETON WESTWOOD BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	548	861	1,196	2,140
Class B Shares	205	634	1,088	2,220
Class C Shares	205	634	1,088	2,348
Class I Shares	104	325	563	1,248

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Balanced Fund may also invest in foreign debt securities.

You May Want to Invest in the Fund if:
  you are a long-term investor
  you seek both growth of capital and current income
  you want participation in market growth with some emphasis on preserving assets in "down" markets

Principal Risks
The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed; you may lose money by investing in the Balanced Fund. When you sell Balanced Fund shares, they may be worth more or less than what you paid for them.

Investing in the Balanced Fund involves the following risks:
  Management Risk.    If the portfolio managers are incorrect in their assessment of the securities the Balanced Fund holds, then the value of the Balanced Fund’s shares may decline.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Balanced Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates increase, the value of the portfolio’s debt securities generally declines. The magnitude of the increase or decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Pre-Payment Risk.    The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD BALANCED FUND (Total returns for Class A Shares for the Years Ended December 31)
[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 9.48% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.21)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012, with maximum sales charge, if applicable)
Average Annual Total Returns Class A, B, C and I Shares TETON WESTWOOD BALANCED FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares Return Before Taxes	TETON Westwood Balanced Fund Class A Shares	Return Before Taxes		6.02%	0.53%	5.51%
Class A Shares Return After Taxes on Distributions	TETON Westwood Balanced Fund Class A Shares	Return After Taxes on Distributions		6.08%	0.31%	4.74%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	TETON Westwood Balanced Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		4.43%	0.43%	4.61%
Class B Shares Return Before Taxes	Class B Shares	Return Before Taxes		4.79%	0.44%	5.40%
Class C Shares Return Before Taxes	Class C Shares	Return Before Taxes		8.93%	0.87%	5.42%
Class I Shares Return Before Taxes	Class I Shares (commenced operations on January 11, 2008)	Return Before Taxes		10.99%	1.87%	6.34%	Jan. 11, 2008
Barclays Government/Credit Bond Index	Indexes	Barclays Government/Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.25%
S&P 500 Index	Indexes	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
60% S&P 500 Index And 40% Barclays Government/Credit Bond Index	Indexes	60% S&P 500 Index and 40% Barclays Government/Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	11.53%	3.42%	6.36%

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Balanced Fund which are offered in a separate Prospectus. All Classes of the Balanced Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).